Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 18 — Subsequent Events

The Company made a loan to a third-party at US$6.32 million on January 8, 2026 with a 12% per annum interest rate. The loan period ends on June 30, 2026, and at any time during the loan period, the borrower may make full or partial repayments to the Company.

The Company has analyzed, in accordance with ASC 855-10, its operations through the date these consolidated financial statements were issued, and has determined that, there are no additional material subsequent events to disclose other than those described above.